UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent			Bend, OR		November 11, 2004
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		20

Form 13F Information Table Value Total:		104,858 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER				TITLE OF	CUSIP			VALUE		SHARES		INV	OTHER	  VOTING AUTH
						CLASS					X1000					DISC	MGR	  SOLE

AMERICAN DENTAL PARTNERS           COMMON      025353103          $29,459   1,472,947   N       SOLE          1,472,947
ABERCROMBIE & FITCH CO             COMMON      002896207             $206       6,543   N       SOLE              6,543
AUTOZONE INC                       COMMON      053332102             $209       2,711   N       SOLE              2,711
BRISTOL WEST HOLDINGS INC          COMMON      11037M105          $21,458   1,251,900   N       SOLE          1,251,900
CONCORDE CAREER COLLEGES INC       COMMON      20651H201           $4,515     293,756   N       SOLE            293,756
CSG SYSTEMS INTL INC               COMMON      126349109             $157      10,197   N       SOLE             10,197
DATAMIRROR CORP                    COMMON      237926100          $10,997   1,370,297   N       SOLE          1,370,297
GTS DURATEK INC                    COMMON      26658Q102             $576      32,378   N       SOLE             32,378
FRIENDLY ICE CREAM CORP            COMMON      358497105             $925      95,900   N       SOLE             95,900
HEWITT ASSOCS INC                  COMMON      42822Q100             $207       7,828   N       SOLE              7,828
H & R BLOCK  INC                   COMMON      093671105             $208       4,216   N       SOLE              4,216
IMPAC MEDICAL SYSTEMS INC          COMMON      45255A104           $9,492     709,938   N       SOLE            709,938
LEAR SEATING CORP                  COMMON      521865105             $208       3,822   N       SOLE              3,822
OPINION RESEARCH CORP              COMMON      683755102             $555      87,326   N       SOLE             87,326
PROQUEST COMPANY                   COMMON      74346P102          $21,766     846,907   N       SOLE            846,907
REGAL ENTERTAINMENT GROUP          COMMON      758766109             $207      10,843   N       SOLE             10,843
REGIS CORPORATION                  COMMON      758932107             $404      10,033   N       SOLE             10,033
SPORTSMANS GUIDE INC               COMMON      848907200           $2,901     139,747   N       SOLE            139,747
Tesma Intl Inc Cl A                COMMON      881908107             $203       8,529   N       SOLE              8,529
WHIRLPOOL CORP                     COMMON      963320106             $205       3,417   N       SOLE              3,417





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